Taxation	12 Months Ended
Mar. 31, 2018
Taxation
Taxation

 6. Taxation

This note explains how our Group tax charge arises. The deferred tax section of the note also provides information on our expected future tax charges and sets out the tax assets held across the Group together with our view on whether or not we expect to be able to make use of these in the future.

Accounting policies

Income tax expense represents the sum of the current and deferred taxes.

Current tax payable or recoverable is based on taxable profit for the year. Taxable profit differs from profit as reported in the income statement because some items of income or expense are taxable or deductible in different years or may never be taxable or deductible. The Group’s liability for current tax is calculated using tax rates and laws that have been enacted or substantively enacted by the reporting period date.

The Group recognises provisions for uncertain tax positions when the Group has a present obligation as a result of a past event and management judge that it is probable that there will be a future outflow of economic benefits from the Group to settle the obligation. Uncertain tax positions are assessed and measured on an issue by issue basis within the jurisdictions that we operate using management’s estimate of the most likely outcome. The Group recognises interest on late paid taxes as part of financing costs, and any penalties, if applicable, as part of the income tax expense.

Deferred tax is the tax expected to be payable or recoverable in the future arising from temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. It is accounted for using the statement of financial position liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that temporary differences or taxable profits will be available against which deductible temporary differences can be utilised.

Such assets and liabilities are not recognised if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. Deferred tax liabilities are not recognised  to the extent they arise from the initial recognition of non-tax deductible goodwill.

Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint arrangements, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting period date and adjusted to reflect changes in the Group’s assessment that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realised, based on tax rates that have been enacted or substantively enacted by the reporting period date.

Tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they either relate to income taxes levied by the same taxation authority on either the same taxable entity or on different taxable entities which intend to settle the current tax assets and liabilities on a net basis.

Tax is charged or credited to the income statement, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the tax is recognised in other comprehensive income or in equity.

Income tax expense

	2018	2017	2016
	€m	€m	€m
United Kingdom corporation tax expense/(credit):
Current year[1]	70	27	(129)
Adjustments in respect of prior years	(5)	(3)	53
	65	24	(76)
Overseas current tax expense/(credit):
Current year	1,055	961	812
Adjustments in respect of prior years	(102)	(35)	21
	953	926	833
Total current tax expense	1,018	950	757
Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	39	(16)	(32)
Overseas deferred tax	(1,936)	3,830	4,212
Total deferred tax (credit)/expense	(1,897)	3,814	4,180
Total income tax (credit)/expense[2]	(879)	4,764	4,937

Notes:

1	The 2016 credit relates to a claim under international conventions for the avoidance of double taxation.
2	The income statement tax charge includes tax relief on capitalised interest.

UK operating profits are more than offset by statutory allowances for capital investment in the UK network and systems plus ongoing interest costs including those arising from the €10.3 billion of spectrum payments to the UK Government in 2000 and 2013.

Tax on discontinued operations

	2018	2017	2016
	€m	€m	€m
Tax credit on profit from ordinary activities of discontinued operations[1]	(617)	(973)	(514)
Tax charge relating to the gain on discontinuance	15	95	—
Total tax credit on discontinued operations	(602)	(878)	(514)

Note:

1	2018 includes a €925m credit (2017: €840m credit) relating to the impairment of Vodafone India.

Tax charged/(credited) directly to other comprehensive income

	2018	2017	2016
	€m	€m	€m
Current tax	22	(16)	(81)
Deferred tax	70	44	293
Total tax charged directly to other comprehensive income	92	28	212

Tax charged/(credited) directly to equity

	2018	2017	2016
	€m	€m	€m
Current tax	—	—	(8)
Deferred tax	9	(9)	3
Total tax charged/(credited) directly to equity	9	(9)	(5)

Factors affecting the tax expense for the year

The table below explains the differences between the expected tax expense, being the aggregate of the Group’s geographical split of profits multiplied by the relevant local tax rates and the Group’s total tax expense for each year.

	2018	2017	2016
	€m	€m	€m
Continuing profit/(loss) before tax as shown in the consolidated income statement	3,878	2,792	(190)

Aggregated expected income tax expense	985	795	85
Impairment losses with no tax effect	—	—	168
Disposal of Group investments	55	(271)	83
Effect of taxation of associates and joint ventures, reported within profit before tax	90	23	(18)
(Recognition)/derecognition of deferred tax assets for losses in Luxembourg and Spain[1]	(1,583)	1,603	1,288
Deferred tax following revaluation of investments in Luxembourg[1]	(330)	(329)	3,037
Previously unrecognised temporary differences we expect to use in the future	—	(15)	—
Previously unrecognised temporary differences utilised in the year	(29)	(11)	(8)
Current year temporary differences (including losses) that we currently do not expect to use	20	139	50
Adjustments in respect of prior year tax liabilities[2]	(244)	(107)	(48)
Revaluation of assets for tax purposes	—	(39)	—
Impact of tax credits and irrecoverable taxes	93	98	(38)
Deferred tax on overseas earnings	24	26	17
Effect of current year changes in statutory tax rates on deferred tax balances	(44)	2,755	95
Expenses not deductible (income not taxable) for tax purposes	84	97	226
Income tax (credit)/expense	(879)	4,764	4,937

Note:

1See note below below regarding deferred tax asset recognition in Luxembourg and Spain on pages 126 and 127.

22018 includes the impact of closing tax audits across the Group during the year, including in Germany and Romania.

Deferred tax

Analysis of movements in the net deferred tax balance during the year:

€m
1 April 2017	23,765
Foreign exchange movements	(25)
Charged to the income statement (continuing operations)	1,897
Charged directly to OCI	(70)
Credited directly to equity	(9)
Reclassifications	(4)
Arising on acquisition and disposals	2
31 March 2018	25,556

Deferred tax assets and liabilities, before offset of balances within countries, are as follows:

	Amount				Net
	credited/				recognised
	(expensed) in	Gross	Gross	Less	deferred
	income	deferred tax	deferred tax	amounts	tax
	statement	asset	liability	unrecognised	(liability)/ asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	103	1,289	(1,342)	(33)	(86)
Intangible assets	225	193	(571)	16	(362)
Tax losses	1,666	30,953	—	(5,904)	25,049
Deferred tax on overseas earnings	(24)	—	(108)	—	(108)
Other temporary differences	(73)	1,218	(132)	(23)	1,063
31 March 2018	1,897	33,653	(2,153)	(5,944)	25,556

Deferred tax assets and liabilities are analysed in the statement of financial position, after offset of balances within countries, as follows:

€m
Deferred tax asset	26,200
Deferred tax liability	(644)
31 March 2018	25,556

At 31 March 2017, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred
	in income	deferred tax	deferred tax	amounts	tax
	statement	asset	liability	unrecognised[1]	(liability)/ asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	160	1,368	(1,535)	(55)	(222)
Intangible assets	353	127	(715)	16	(572)
Tax losses	(4,064)	30,590	—	(7,138)	23,452
Deferred tax on overseas earnings	(95)	—	(95)	—	(95)
Other temporary differences	(168)	1,347	(126)	(19)	1,202
31 March 2017	(3,814)	33,432	(2,471)	(7,196)	23,765

At 31 March 2017 deferred tax assets and liabilities were analysed in the statement of financial position, after offset of balances within countries, as follows:

€m
Deferred tax asset	24,300
Deferred tax liability	(535)
31 March 2017	23,765

Factors affecting the tax charge in future years

The Group’s future tax charge, and effective tax rate, could be affected by several factors including; tax reform in countries around the world, including any arising from the OECD’s or European Commission’s work on the taxation of the digital economy and European Commission initiatives such as the anti tax avoidance directive, proposed tax and financial reporting directive or as a consequence of state aid investigations, future corporate acquisitions and disposals, any restructuring of our businesses and the resolution of open tax issues (see below).

On 26 October 2017, the European Commission published a preliminary decision to open a formal investigation in relation to the ‘group financing exemption’ (GFE) in the UK’s controlled foreign company rules and whether the GFE constitutes unlawful State Aid. Their investigation remains ongoing. The Group has made claims under the GFE for practical reasons, however given that the Group’s Luxembourg financing activities are properly established and operate in accordance with EU and local law as well as the OECD’s transfer pricing guidelines, we do not anticipate any significant impact should a finding of unlawful State Aid be ultimately upheld.

We do not anticipate any significant impact on our future tax charge, liabilities or assets, as a result of the triggering of Article 50(2) of the Treaty on European Union but cannot rule out the possibility that, for example, a failure to reach satisfactory arrangements for the UK’s future relationship with the European Union, could have an impact on such matters. We continue to monitor developments in this area.

The Group is routinely subject to audit by tax authorities in the territories in which it operates and, specifically, in India these are usually resolved through the Indian legal system. The Group considers each issue on its merits and, where appropriate, holds provisions in respect of the potential tax liability that may arise. As at 31 March 2018, the Group holds provisions for such potential liabilities of €521 million (2017: €711 million).

These provisions relate to multiple issues, across the jurisdictions in which the Group operates. The reduction relates to the closure of tax audits across the Group during the year, including in Germany and Romania.

As the tax impact of a transaction can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process,

the amount ultimately paid may differ materially from the amount accrued and could therefore affect the Group’s overall profitability and cash flows in future periods. See note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements.

At 31 March 2018, the gross amount and expiry dates of losses available for carry forward are as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	266	—	103,452	103,718
Losses for which no deferred tax is recognised	621	3,074	21,994	25,689
	887	3,074	125,446	129,407

At 31 March 2017, the gross amount and expiry dates of losses available for carry forward were as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	292	65	97,335	97,692
Losses for which no deferred tax is recognised	352	1,503	28,556	30,411
	644	1,568	125,891	128,103

Deferred tax assets on losses in Luxembourg

Included in the table above are losses of €81,740 million (2017: €82,634 million) that have arisen in Luxembourg companies, principally as a result of revaluations of those companies’ investments for local GAAP purposes.

A deferred tax asset of €21,261 million (2017: €19,632 million) has been recognised in respect of these losses, as we conclude it is probable that the Luxembourg entities will continue to generate taxable profits in the future against which we can utilise these losses.

The Luxembourg companies’ income is derived from the Group’s internal financing and procurement and roaming activities. The Group has reviewed the latest forecasts for the Luxembourg companies, including their ability to continue to generate income beyond the forecast period under the tax laws substantively enacted at the balance sheet date. The assessment also considered whether the structure of the Group would continue to allow the generation of taxable income. Based on this the Group conclude that it is probable that the Luxembourg companies will continue to generate taxable income in the future. Any future changes in tax law or the structure of the Group could have a significant effect on the use of losses, including the period over which the losses can be utilised.

Based on the current forecasts the losses will be fully utilised over the next 55 to 60 years. A 5%–10% change in the forecast income in Luxembourg would change the period over which the losses will be fully utilised by three to five years.

During the current year the Group recognised an additional €330 million (2017: €329 million) of our deferred tax assets as a result of the revaluation of investments based upon the local GAAP financial statements, and tax returns at 31 March 2018. The Group has recognised €1,603 million of deferred tax asset as a result of higher interest rates reducing the length of time over which these losses will be utilised. Revaluation of investments for local GAAP purposes, which are based on the Group’s value in use calculations, can give rise to impairments or the reversal of previous impairments. These can result in a significant change to our deferred tax assets and the period over which these assets can be utilised.

In addition to the above, €2,587 million (2017; €993 million) of the Group’s Luxembourg losses expire and no deferred tax asset is recognised as they will expire before we can use these losses. The remaining losses do not expire. We also have €9,132 million (2017: €9,132 million) of Luxembourg losses in a former Cable & Wireless Worldwide Group company, for which no deferred tax asset has been recognised as it is uncertain whether these losses will be utilised.

Deferred tax assets on losses in Germany

The Group has tax losses of €18,034 million (2017: €18,139 million) in Germany arising on the write down of investments in Germany in 2000. The losses are available to use against both German federal and trade tax liabilities and they do not expire.

A deferred tax asset of €2,796 million (2017: €2,799 million) has been recognised in respect of these losses as we conclude it is probable that the German business will continue to generate taxable profits in the future against which we can utilise these losses. The Group has reviewed the latest forecasts for the German business which incorporate the unsystematic risks of operating in the telecommunications business (see pages 38 to 45). In the period beyond the 5 year forecast we have reviewed the profits inherent in the terminal period and based on these and our expectations for the German business we believe it is probable the German losses will be fully utilised.

Based on the current forecasts the losses will be fully utilised over the next 10 to 12 years. A 5%-10% change in the forecast profits of the German business would not significantly alter the utilisation period.

Deferred tax assets on losses in Spain

The Group has tax losses of €3,521 million (2017: €3,646 million) in Spain and which are available to offset against the future profits of the Grupo Corporativo ONO business. The losses do not expire.

A deferred tax asset of €880 million (2017: €914 million) has been recognised in respect of these losses as we conclude it is probable that the Spanish business will continue to generate taxable profits in the future against which we can utilise these losses. During the year, the Group also derecognised a deferred tax asset of €20 million related to losses in Spain which we do not expect to utilise in the future.

The Group has reviewed the latest forecasts for the Spanish business which incorporate the unsystematic risks of operating in the telecommunications business (see pages 38 to 45). In the period beyond the five year forecast we have reviewed the profits inherent in the value in use calculations and based on these and our expectations for the Spanish business we believe it is probable the losses will be fully utilised.

Based on the current forecasts the losses will be fully utilised over the next 22 to 25 years. A 5%-10% change in the forecast profits of the Spanish business would change the period over which the losses are utilised by one to two years.

Other tax losses

The Group has losses amounting to €7,544 million (2017: €7,880 million) in respect of UK subsidiaries which are only available for offset against future capital gains and since it is uncertain whether these losses will be utilised, no deferred tax asset has been recognised, in line with the prior year.

The remaining losses relate to a number of other jurisdictions across the Group. There are also €12 million (2017: €108 million) of unrecognised other temporary differences.

The Group holds a deferred tax liability of €108 million (2017: €95 million) in respect of deferred taxation that would arise if temporary differences on investments in subsidiaries, associates and interests in joint ventures were to be realised after the balance sheet date (see table on page 126).

No deferred tax liability has been recognised in respect of a further €16,049 million (2017: €20,237 million) of unremitted earnings of subsidiaries, associates and joint ventures because the Group is in a position to control the timing of the reversal of the temporary difference and it is probable that such differences will not reverse in the foreseeable future. It is not practicable to estimate the amount of unrecognised deferred tax liabilities in respect of these unremitted earnings.